UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22444

Western Asset High Yield Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
November 30, 2025

WESTERN ASSET
HIGH YIELD OPPORTUNITY FUND INC. (HYI)

Fund objectives
The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed-income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities.
Fund name change
On August 1, 2025, the Fund’s name changed from Western Asset High Yield Defined Opportunity Fund Inc. to Western Asset High Yield Opportunity Fund Inc. There was no change to the Fund’s ticker symbol or CUSIP number as a result of this name change.
What’s inside

II
Western Asset High Yield Opportunity Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset High Yield Opportunity Fund Inc. for the six-month reporting period ended November 30, 2025. Please read on for Fund performance information during the Fund’s reporting period.
Special shareholder notices
As a result of the successful completion of the issuer tender offer for up to 100% of the outstanding shares of common stock (the “Tender Offer”) which expired on July 21, 2025, the proposals to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on September 30, 2025, and eliminating the Fund’s fundamental policy to liquidate on or about September 30, 2025 approved by stockholders on June 6, 2025 and in the offer to purchase relating to the Tender Offer will be implemented. In particular:
•
 Since the Fund maintained at least $75 million of net assets following the Tender Offer, the Fund will change its name from “Western Asset High Yield Defined Opportunity Fund Inc.” to “Western Asset High Yield Opportunity Fund Inc.” on August 1, 2025.The Fund’s ticker symbol will remain “HYI”. The Fund’s CUSIP, 95768B107, will not change; and
•
 The Fund’s investment manager has agreed to waive 20 basis points (0.20%) of its annual management fee (the “Fee Waiver”) for a period of one year following the proposal’s approval. The Fee Waiver will terminate on June 6, 2026.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
Western Asset High Yield Opportunity Fund Inc.

III

Letter from the president (cont’d)
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
December 31, 2025

IV
Western Asset High Yield Opportunity Fund Inc.

Performance review
For the six months ended November 30, 2025, Western Asset High Yield Opportunity Fund Inc. returned 5.12% based on its net asset value (NAV)i and -1.04% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. High Yield — 2% Issuer Cap B Component Indexii and the Bloomberg U.S. High Yield — 2% Issuer Cap Caa Component Indexiii returned 4.96% and 6.27%, respectively, for the same period. The Fund’s Composite Indexiv returned 5.48% over the same time frame.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.57 per share. As of November 30, 2025, the Fund estimates that 90% of the distributions were sourced from net investment income and 10% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$11.91 (NAV)	5.12%†
$11.17 (Market Price)	-1.04%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.
Western Asset High Yield Opportunity Fund Inc.

V

Performance review (cont’d)
Looking for additional information?
The Fund is traded under the symbol “HYI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHYIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset High Yield Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
December 31, 2025
RISKS: The Fund is a diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in lower-rated high yield bonds, commonly known as “junk bonds,” which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. Investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, economic, or regulatory structure of specific countries or regions. These risks are greater in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be

VI
Western Asset High Yield Opportunity Fund Inc.

illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The Fund may invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. High Yield — 2% Issuer Cap Index B Component is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index and is comprised of B-rated securities included in this index.
iii
The Bloomberg U.S. High Yield — 2% Issuer Cap Index Caa Component is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index and is comprised of Caa-rated securities included in this index.
iv
The Composite Index reflects the blended rate of return of the following underlying and unmanaged indices: 60% the Bloomberg U.S. High Yield — 2% Issuer Cap Index B Component and 40% the Bloomberg U.S. High Yield — 2% Issuer Cap Index Caa Component.
 Important data provider notices and terms available at www.franklintempletondatasources.com.
Western Asset High Yield Opportunity Fund Inc.

VII

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Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

25%
20%
15%
10%
5%
0%
As of November 30, 2025
As of May 31, 2025
18.4
17.2
17.7
20.9
13.6
10.8
11.7
13.9
9.0
8.7
7.4
6.8
7.0
6.3
4.6
7.0
2.5
2.1
2.0
1.1
1.8
2.5
1.0
0.0
0.8
0.8
0.3
0.1
2.2
1.8
Communication services
Consumer discretionary
Energy
Industrials
Health care
Financials
Information technology
Materials
Real estate
Utilities
Sovereign bonds
Investments in underlying funds
Consumer staples
Collateralized mortgage obligations
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of November 31, 2025, and May 31, 2025, and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 85.3%
Communication Services — 16.6%
Diversified Telecommunication Services — 2.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,380,000	$923,738 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,580,000	1,056,238 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	936,000	892,892 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,062,738	1,035,058 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	223,329	217,906 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	10,000	10,194 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	300,000	310,416 (a)
Total Diversified Telecommunication Services				4,446,442
Entertainment — 1.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	435,600 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,110,000	1,156,555 (a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	780,000	624,616
Total Entertainment				2,216,771
Media — 8.5%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	370,000	388,483 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	260,000	220,560 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	540,000	526,709
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	390,000	406,233 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	830,000	822,031 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	230,000	228,655 (a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,360,000	1,268,961
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	810,000	783,416 (a)
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	110,000	$114,955 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	4,405,100	4,860,763
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	13,247	13,770 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	80,000	76,870 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	250,000	255,624 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	690,000	715,744 (a)
Gray Media Inc., Senior Notes	5.875%	7/15/26	1,000,000	999,490 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	262,500	243,125 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	260,000	237,315 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	350,000	371,848 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	290,000	298,146 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	210,000	214,337 (a)
Total Media				13,047,035
Wireless Telecommunication Services — 3.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	2,310,000	1,629,800 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	240,000	137,124 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,610,000	576,611 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	850,000	481,475 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,148,000	2,313,942
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	158,273
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	340,000	314,048 (a)
Total Wireless Telecommunication Services				5,611,273

Total Communication Services				25,321,521
Consumer Discretionary — 15.6%
Automobile Components — 3.6%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	220,000	227,960 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	20,000	19,186
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	640,000	646,840 (a)
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	520,000	$540,930 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	950,000	800,964 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	230,000	243,278 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	970,000	1,012,657 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	380,000	376,241 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,630,000	1,549,942 (a)
Total Automobile Components				5,417,998
Automobiles — 1.5%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,800,000	2,363,682 (a)
Diversified Consumer Services — 0.7%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	340,000	325,967 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	740,000	764,579
Total Diversified Consumer Services				1,090,546
Hotels, Restaurants & Leisure — 6.9%
Carnival PLC, Senior Notes	1.000%	10/28/29	1,310,000 EUR	1,410,263
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,310,000	1,138,063 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000	649,892 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	198,174 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,239,000	1,315,431 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	20,000	20,439 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	500,000 GBP	697,247 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	580,000	589,187 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000	1,846,215 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	60,000	60,148 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	880,000	875,230 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	700,000	685,440 (a)
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	920,000	$994,580 (a)
Total Hotels, Restaurants & Leisure				10,480,309
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	430,000	433,719 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	220,000	229,565 (a)
Total Household Durables				663,284
Specialty Retail — 2.5%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,090,000	1,123,600 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	430,000	392,484 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,040,000	985,159 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	740,000	774,942
Upbound Group Inc., Senior Notes	6.375%	2/15/29	530,000	518,146 (a)
Total Specialty Retail				3,794,331

Total Consumer Discretionary				23,810,150
Consumer Staples — 0.5%
Beverages — 0.5%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	760,000	766,728 (a)

Energy — 13.5%
Energy Equipment & Services — 1.6%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	770,000	752,433 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	380,000	395,063 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	840,000	880,311 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	400,000	400,112 (a)
Total Energy Equipment & Services				2,427,919
Oil, Gas & Consumable Fuels — 11.9%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	300,000	302,688 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	750,000	774,796 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	332,000	344,598 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,380,000	1,308,774 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,560,000	1,936,544
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000	1,092,163
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Granite Ridge Resources Inc., Senior Notes	8.875%	10/31/29	910,000	$873,600 (a)(c)(d)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	350,000	359,042 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	480,000	467,532 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	552,645
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	560,000	470,156 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	380,000	387,871
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	10,000	10,504 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	620,583 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	180,000	188,071 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	150,000	154,902 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	786,000	800,337 (a)(e)(f)
Sunoco LP, Senior Notes	5.625%	3/15/31	390,000	392,462 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,130,000	1,814,706 (a)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	270,000	265,070 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	240,000	250,022 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	460,000	512,801 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	290,000	304,153 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	390,000	382,236 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	160,000	151,739 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	177,090
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	469,711
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	920,000	$801,163
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	373,914
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,640,273
Total Oil, Gas & Consumable Fuels				18,180,146

Total Energy				20,608,065
Financials — 6.1%
Banks — 2.2%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	856,677 (a)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	230,000	235,686 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,030,000	2,194,399 (e)(f)
Total Banks				3,286,762
Capital Markets — 0.7%
Credit Suisse AG AT1 Claim	—	—	6,220,000	0 *(c)(d)(g)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	140,000	145,031 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	370,000	392,201 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	540,000	594,423 (a)(e)(f)
Total Capital Markets				1,131,655
Consumer Finance — 0.2%
EZCORP Inc., Senior Notes	7.375%	4/1/32	360,000	378,307 (a)
Financial Services — 1.7%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	110,000 GBP	156,058 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	140,000	142,881 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	730,000	769,590 (a)
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	496,955	$405,195 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	370,000	389,221 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	510,000	513,581 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	270,000	260,213 (a)
Total Financial Services				2,636,739
Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	153,766 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	740,000	746,919 (a)
Total Insurance				900,685
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	230,000	223,639 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	380,000	381,803 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	370,000	392,585 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				998,027

Total Financials				9,332,175
Health Care — 8.3%
Health Care Providers & Services — 5.2%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	690,000	623,362 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,510,000	1,352,189 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,710,000	1,849,151 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	590,000	628,190 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,111,813
LifePoint Health Inc., Senior Notes	10.000%	6/1/32	210,000	222,226 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	10,000	10,779 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	470,000	517,986 (a)
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	370,000	$390,134 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	882,000	886,525
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	271,254
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000	145,705 (a)
Total Health Care Providers & Services				8,009,314
Health Care Technology — 0.5%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	770,000	765,459 (a)
Pharmaceuticals — 2.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	570,000	589,773 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	140,000	114,902 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	990,000	899,381 (a)
Par Pharmaceutical Inc., Escrow	—	—	300,000	0 *(c)(d)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,610,000	1,633,305
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	920,000	700,059
Total Pharmaceuticals				3,937,420

Total Health Care				12,712,193
Industrials — 10.8%
Aerospace & Defense — 1.5%
Bombardier Inc., Senior Notes	7.500%	2/1/29	290,000	302,882 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,540,000	1,642,292 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	370,000	388,368 (a)
Total Aerospace & Defense				2,333,542
Building Products — 0.2%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	230,000	237,566 (a)
Commercial Services & Supplies — 4.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	20,000	19,920
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,420,000	1,501,172
GEO Group Inc., Senior Notes	10.250%	4/15/31	690,000	757,660
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	360,000	380,615
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	520,000	546,558 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	554,295 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	750,000	758,746 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	730,000	766,020 (a)
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	100,000	$100,974 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	940,000	967,110 (a)
Total Commercial Services & Supplies				6,353,070
Construction & Engineering — 1.1%
Arcosa Inc., Senior Notes	6.875%	8/15/32	210,000	220,829 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,350,000	1,502,129 (a)
Total Construction & Engineering				1,722,958
Ground Transportation — 0.9%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,460,000	1,358,696 (a)
Machinery — 0.5%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	370,000	377,568 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	380,000	383,557
Total Machinery				761,125
Passenger Airlines — 1.7%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	670,000	686,406 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,250,000	1,306,586 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	540,000	533,765 (a)
Total Passenger Airlines				2,526,757
Trading Companies & Distributors — 0.7%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	250,000	262,633 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	500,000	529,715 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	327,231
Total Trading Companies & Distributors				1,119,579

Total Industrials				16,413,293
Information Technology — 5.5%
Communications Equipment — 1.6%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	450,000	456,890 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	750,000	797,438 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,310,000	1,243,601 (a)
Total Communications Equipment				2,497,929
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	570,000	$586,935 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	540,000	550,922 (a)
Total Electronic Equipment, Instruments & Components				1,137,857
IT Services — 1.0%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	280,000	270,550 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	900,000	831,204 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	370,000	385,165 (a)
Total IT Services				1,486,919
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	450,000	466,912 (a)
Software — 1.7%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,180,000	2,300,354 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	270,000	269,781 (a)
Total Software				2,570,135
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	220,000	234,128 (a)

Total Information Technology				8,393,880
Materials — 3.9%
Chemicals — 0.4%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	600,000	622,338 (a)
Containers & Packaging — 0.5%
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	810,000	772,429 (a)
Metals & Mining — 3.0%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	384,103 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	510,000	539,684 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,000,000	1,050,580 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,180,000	1,244,343 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	330,295 (a)
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	$1,091,575
Total Metals & Mining				4,640,580

Total Materials				6,035,347
Real Estate — 2.5%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	310,000	299,849
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	112,173
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	510,000	539,444 (a)
Total Diversified REITs				951,466
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	304,816
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	320,000	325,683 (a)
Total Health Care REITs				630,499
Real Estate Management & Development — 0.6%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	108,284	6,227 (b)(h)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	88,190	1,764 (b)(h)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	116,412	2,328 (b)(h)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (e)(h)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	42,580	745 (b)(h)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,750,000	173,565 *(h)(i)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	225,332 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	420,000	438,885 (a)
Total Real Estate Management & Development				849,992
Specialized REITs — 0.9%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	510,000	524,271 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	622,739 (a)
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — continued
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	180,000	$182,186 (a)
Total Specialized REITs				1,329,196

Total Real Estate				3,761,153
Utilities — 2.0%
Electric Utilities — 1.1%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	220,000	226,593 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	830,000	843,460 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	250,000	258,628 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	360,000	382,614 (a)
Total Electric Utilities				1,711,295
Gas Utilities — 0.5%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	770,000	774,213
Independent Power and Renewable Electricity Producers — 0.4%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	510,000	541,620 (a)

Total Utilities				3,027,128
Total Corporate Bonds & Notes (Cost — $124,918,623)				130,181,633
Senior Loans — 7.0%
Communication Services — 1.0%
Interactive Media & Services — 0.3%
X Corp., Term Loan B3	9.500%	10/26/29	550,000	545,933 (j)(k)
Media — 0.7%
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.805%	5/1/29	1,146,517	1,026,133 (f)(j)(k)

Total Communication Services				1,572,066
Consumer Discretionary — 1.7%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B (1 mo. Term SOFR + 8.250%)	12.166%	1/2/40	516,843	516,843 (c)(d)(f)(j)(k)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	11.099%	3/30/27	427,954	147,644 (c)(f)(j)(k)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.984%	6/29/26	141,519	57,979 (f)(j)(k)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.984%	6/29/26	114,479	121,000 (f)(j)(k)(l)
Total Automobile Components				843,466
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/24/30	336,836	$300,504 (f)(j)(k)
Hotels, Restaurants & Leisure — 0.6%
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	7.166%	1/27/29	982,188	982,169 (f)(j)(k)
Specialty Retail — 0.3%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.513%	3/3/28	410,000	404,420 (f)(j)(k)(l)

Total Consumer Discretionary				2,530,559
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	466,661	468,148 (f)(j)(k)

Financials — 0.5%
Banks — 0.3%
Ascensus Group Holdings Inc., 2025 Term Loan (3 mo. Term SOFR + 3.000%)	6.954%	11/25/32	490,842	491,041 (f)(j)(k)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	7.916%	3/12/29	205,990	207,020 (f)(j)(k)
Financial Services — 0.1%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.916%	7/31/31	100,000	100,094 (f)(j)(k)

Total Financials				798,155
Health Care — 0.6%
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B	7.655-7.709%	5/16/31	886,536	890,139 (f)(j)(k)

Industrials — 0.8%
Building Products — 0.3%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.513%	5/17/28	491,026	415,744 (f)(j)(k)
Passenger Airlines — 0.5%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	1,144,343	466,549 (c)(d)(l)
Spirit Airlines LLC, New Money Term Loan	—	1/2/40	267,916	267,581 (l)
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	66,291	$59,496 (l)
Total Passenger Airlines				793,626

Total Industrials				1,209,370
Information Technology — 1.5%
Software — 1.5%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.916%	2/19/29	500,000	452,500 (f)(j)(k)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.090%	7/1/31	554,400	544,701 (f)(j)(k)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.916%	9/8/32	270,000	270,337 (f)(j)(k)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	947,625	977,949 (j)(k)
Total Software				2,245,487
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	11.622%	6/16/26	32,308	31,612 (f)(j)(k)

Total Information Technology				2,277,099
Materials — 0.6%
Metals & Mining — 0.6%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	918,841	915,838 (c)(d)(j)(k)

Total Senior Loans (Cost — $10,923,331)				10,661,374
Sovereign Bonds — 1.8%
Angola — 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	420,000	406,827 (a)
Argentina — 0.3%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	45,920	33,284 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	410,000	394,369 (a)
Total Argentina				427,653
Bahamas — 1.0%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	1,518,000 (a)
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	21,000,000 DOP	405,103 (h)

Total Sovereign Bonds (Cost — $2,281,012)				2,757,583
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value
Investments in Underlying Funds — 1.0%
State Street SPDR Bloomberg Short Term High Yield Bond ETF (Cost — $1,498,452)			58,680	$1,493,993

Common Stocks — 0.9%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.6%
Altice France Luxco			48,656	889,580 *(m)

Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.3%
WW International Inc.			14,615	414,628 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			14,655	4,543 *(c)(n)
Spirit Aviation Holdings Inc.			8,907	2,761 *

Total Industrials				7,304
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			906	13,040 *(c)(d)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	463 *(c)

Total Common Stocks (Cost — $808,033)				1,325,015
	Rate
Preferred Stocks — 0.7%
Financials — 0.7%
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.731%		23,049	572,076 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.777%		7,274	162,210 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.608%		13,294	314,935 (f)

Total Preferred Stocks (Cost — $1,072,218)				1,049,221
		Maturity Date	Face Amount†
Collateralized Mortgage Obligations(o) — 0.2%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $379,998)	7.023%	1/25/40	380,000	385,282 (a)(f)
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 0.1%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	100,000	$97,450

Industrials — 0.0%††
Aerospace & Defense — 0.0%††
AeroVironment Inc., Senior Notes	0.000%	7/15/30	37,000	43,392

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	171 (h)

Total Convertible Bonds & Notes (Cost — $140,958)				141,013
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	3,913	54,485 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC		3/12/30	797	247 *(c)
Spirit Airlines LLC		3/12/30	33,991	10,537 *(c)
Spirit Airlines LLC		3/12/30	16,644	5,160 *(a)(c)(n)

Total Warrants (Cost — $679,506)				15,944
Total Investments before Short-Term Investments (Cost — $142,702,131)				148,065,543
	Rate		Shares
Short-Term Investments — 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,325,127)	3.957%		3,325,127	3,325,127 (p)(q)
Total Investments — 99.2% (Cost — $146,027,258)				151,390,670
Other Assets in Excess of Liabilities — 0.8%				1,204,415
Total Net Assets — 100.0%				$152,595,085

See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset High Yield Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Value is less than $1.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	The maturity principal is currently in default as of November 30, 2025.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of November 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	All or a portion of this security is pledged as collateral pursuant to the loan agreement .
(n)	Restricted security (Note 9).
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $3,325,127 and the cost was $3,325,127 (Note 8).

See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset High Yield Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
DIP	—	Debtor-in-possession
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
At November 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	720,420	USD	968,907	BNP Paribas SA	1/16/26	$(15,293)
USD	116,292	GBP	87,574	BNP Paribas SA	1/16/26	372
EUR	1,654,824	USD	1,924,036	Citibank N.A.	1/16/26	1,274
Net unrealized depreciation on open forward foreign currency contracts						$(13,647)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $142,702,131)	$148,065,543
Investments in affiliated securities, at value (Cost — $3,325,127)	3,325,127
Foreign currency, at value (Cost — $281,168)	268,695
Cash	9,769
Interest receivable	2,868,149
Dividends receivable from affiliated investments	10,178
Unrealized appreciation on forward foreign currency contracts	1,646
Prepaid expenses	2,364
Total Assets	154,551,471
Liabilities:
Distributions payable	1,217,330
Payable for securities purchased	519,194
Investment management fee payable	75,154
Unrealized depreciation on forward foreign currency contracts	15,293
Directors’ fees payable	2,162
Accrued expenses	127,253
Total Liabilities	1,956,386
Total Net Assets	$152,595,085
Net Assets:
Par value ($0.001 par value; 12,814,003 shares issued and outstanding; 100,000,000 common shares authorized)	$12,814
Paid-in capital in excess of par value	292,516,719
Total distributable earnings (loss)	(139,934,448)
Total Net Assets	$152,595,085
Shares Outstanding	12,814,003
Net Asset Value	$11.91
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended November 30, 2025

Investment Income:
Interest	$8,280,775
Dividends from unaffiliated investments	77,176
Dividends from affiliated investments	50,804
Total Investment Income	8,408,755
Expenses:
Investment management fee (Note 2)	752,729
Transfer agent fees	157,084
Legal fees	112,335
Shareholder reports	36,084
Directors’ fees	35,649
Audit and tax fees	27,347
Fund accounting fees	24,433
Stock exchange listing fees	6,249
Custody fees	1,225
Insurance	843
Miscellaneous expenses	56,859
Total Expenses	1,210,837
Less: Fee waivers and/or expense reimbursements (Note 2)	(182,178)
Net Expenses	1,028,659
Net Investment Income	7,380,096
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,786,565)
Swap contracts	82,885
Forward foreign currency contracts	(216,998)
Foreign currency transactions	3,854
Net Realized Loss	(2,916,824)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,167,567
Swap contracts	(12,776)
Forward foreign currency contracts	85,839
Foreign currencies	(6,886)
Change in Net Unrealized Appreciation (Depreciation)	6,233,744
Net Gain on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,316,920
Increase in Net Assets From Operations	$10,697,016
See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2025 (unaudited) and the Year Ended May 31, 2025	November 30	May 31
Operations:
Net investment income	$7,380,096	$21,585,981
Net realized gain (loss)	(2,916,824)	3,400,933
Change in net unrealized appreciation (depreciation)	6,233,744	(3,168,050)
Increase in Net Assets From Operations	10,697,016	21,818,864
Distributions to Shareholders From (Note 1):
Total distributable earnings	(8,240,014)	(22,097,347)
Return of capital	—	(3,739,064)
Decrease in Net Assets From Distributions to Shareholders	(8,240,014)	(25,836,411)
Fund Share Transactions:
Reinvestment of distributions (0 and 6,394 shares issued, respectively)	—	78,073
Cost of shares repurchased through tender offer (9,852,972 and 0 shares repurchased, respectively) (Note 5)	(119,122,431)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(119,122,431)	78,073
Decrease in Net Assets	(116,665,429)	(3,939,474)
Net Assets:
Beginning of period	269,260,514	273,199,988
End of period	$152,595,085	$269,260,514
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$11.88	$12.06	$12.15	$13.61	$15.89	$14.75
Income (loss) from operations:
Net investment income	0.47	0.95	1.07	1.07	0.96	0.99
Net realized and unrealized gain (loss)	0.13	0.01	(0.02)	(1.40)	(2.11)	1.28
Total income (loss) from operations	0.60	0.96	1.05	(0.33)	(1.15)	2.27
Less distributions from:
Net investment income	(0.57)[3]	(0.98)	(1.00)	(1.07)	(0.98)	(0.94)
Return of capital	—	(0.16)	(0.14)	(0.06)	(0.15)	(0.19)
Total distributions	(0.57)	(1.14)	(1.14)	(1.13)	(1.13)	(1.13)
Anti-dilutive impact of tender offer	0.00 [4,5]	—	—	—	—	—
Net asset value, end of period	$11.91	$11.88	$12.06	$12.15	$13.61	$15.89
Market price, end of period	$11.17	$11.85	$11.45	$11.44	$12.86	$15.48
Total return, based on NAV[6,7]	5.12%	8.20%	8.91%	(2.36)%	(7.69)%	15.83%
Total return, based on Market Price[8]	(1.04)%	13.78%	10.24%	(2.41)%	(10.32)%	17.99%
Net assets, end of period (millions)	$153	$269	$273	$275	$308	$360
Ratios to average net assets:
Gross expenses	1.29%[9,10]	1.00%	0.95%	0.95%	0.92%	0.93%
Net expenses[11,12]	1.09 [9,10]	0.99	0.95	0.95	0.92	0.93
Net investment income	7.84 [9,10]	7.84	8.70	8.38	6.32	6.31
Portfolio turnover rate	26%	49%	46%	62%	55%	48%

See Notes to Financial Statements.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]	The tender offer was completed at a price of $12.09 for 9,852,972 shares and $119,122,431 for the six months ended November 30, 2025.
[6]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[8]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]
Ratios and total return for the period ended November 30, 2025, include certain non-recurring fees incurred by the
Fund during the period. Without these items, the gross and net expense ratios and the net investment income ratio would have been 1.19%, 0.99% and 7.94%, respectively, and total return based on NAV would have been 5.21%.

[10]	Annualized.
[11]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[12]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Opportunity Fund Inc. (formerly Western Asset High Yield Defined Opportunity Fund Inc.) (the “Fund”) was incorporated in Maryland on July 20, 2010, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities.
At the Fund’s Special Meeting held on June 6, 2025, stockholders approved the proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on September 30, 2025, and eliminating the Fund’s fundamental policy to liquidate on or about September 30, 2025. Since the Fund maintained at least $75 million of net assets following a tender offer (See Note 5, “Tender Offer”), the Fund changed its name from “Western Asset High Yield Defined Opportunity Fund Inc.” to “Western Asset High Yield Opportunity Fund Inc.” and the conversion became effective on August 1, 2025.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable,
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$19,734,465	$873,600	$20,608,065
Financials	—	9,332,175	0 *	9,332,175
Health Care	—	12,712,193	0 *	12,712,193
Other Corporate Bonds & Notes	—	87,529,200	—	87,529,200
Senior Loans:
Consumer Discretionary	—	2,013,716	516,843	2,530,559
Industrials	—	742,821	466,549	1,209,370
Materials	—	—	915,838	915,838
Other Senior Loans	—	6,005,607	—	6,005,607
Sovereign Bonds	—	2,757,583	—	2,757,583
Investments in Underlying Funds	$1,493,993	—	—	1,493,993
Common Stocks:
Consumer Discretionary	414,628	—	—	414,628
Industrials	2,761	4,543	—	7,304
Materials	—	—	13,040	13,040
Other Common Stocks	—	890,043	—	890,043
Preferred Stocks	1,049,221	—	—	1,049,221
Collateralized Mortgage Obligations	—	385,282	—	385,282
Convertible Bonds & Notes	—	141,013	—	141,013
Rights	—	54,485	—	54,485
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	$15,944	—	$15,944
Total Long-Term Investments	$2,960,603	142,319,070	$2,785,870	148,065,543
Short-Term Investments†	3,325,127	—	—	3,325,127
Total Investments	$6,285,730	$142,319,070	$2,785,870	$151,390,670
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,646	—	$1,646
Total	$6,285,730	$142,320,716	$2,785,870	$151,392,316
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$15,293	—	$15,293

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	—	$549	—	$(549)	$873,600
Financials	$0 *	—	—	—	—
Health Care	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	—	471	—	18,654	497,718
Industrials	—	26,169	—	(26,169)	466,549
Materials	894,767	—	—	(1,825)	22,896
Common Stocks:
Materials	18,905	—	—	(5,865)	—
Total	$913,672	$27,189	—	$(15,754)	$1,860,763

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$873,600	$(549)
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	—	516,843	18,654
Industrials	—	—	—	466,549	(26,169)
Materials	—	—	—	915,838	(1,826)
Common Stocks:
Materials	—	—	—	13,040	(5,865)
Total	—	—	—	$2,785,870	$(15,755)

*	Amount represents less than $1.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended November 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $15,293. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

gains, if any, are declared at least annually. The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(k) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) serve as additional subadvisers to the Fund, under additional subadvisory agreements with Western Asset. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 6, 2025, FTFA implemented a voluntary investment management fee waiver of 0.20% that will continue until June 6, 2026.
During the six months ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $182,178, which included an affiliated money market fund waiver of $1,379.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$47,483,244
Sales	169,039,306
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$148,473,756	$11,403,505	$(8,486,591)	$2,916,914
Forward foreign currency contracts	—	1,646	(15,293)	(13,647)

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2025.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,646

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$15,293

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$82,885	$82,885
Forward foreign currency contracts	$(216,998)	—	(216,998)
Total	$(216,998)	$82,885	$(134,113)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$(12,776)	$(12,776)
Forward foreign currency contracts	$85,839	—	85,839
Total	$85,839	$(12,776)	$73,063
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
During the six months ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)	$3,991,144
Forward foreign currency contracts (to sell)	2,641,625
Average Notional Balance**
Credit default swap contracts (sell protection)†	$1,473,000

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At November 30, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	$372	$(15,293)	$(14,921)	—	$(14,921)
Citibank N.A.	1,274	—	1,274	—	1,274
Total	$1,646	$(15,293)	$(13,647)	—	$(13,647)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Tender offer
At the Fund’s re-convened Special Meeting of Stockholders held on June 6, 2025, stockholders approved a proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on September 30, 2025, and eliminating the Fund’s fundamental policy to liquidate on or about September 30, 2025 each of which will only be effective upon at least $75 million of net assets remaining in the Fund following the completion of a tender offer. The tender offer was conducted at a price per share equal to 100% of the Fund’s net asset value per Share on the day on which the tender offer expires. The tender offer commenced on June 20, 2025 and expired on July 21, 2025. On July 22, 2025, the Fund announced the final results of the tender offer. A total of 9,852,972 Shares were duly tendered and not withdrawn, representing approximately 43% of the Fund’s common shares outstanding. The Shares accepted for tender were repurchased at a price of $12.09 per Share, equal to 100% of the per Share net asset value as of the close of the regular trading session of the New York Stock Exchange on July 21, 2025. Shares that were not tendered will remain outstanding.

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

6. Distributions subsequent to November 30, 2025
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/20/2025	12/1/2025	$0.0950
12/23/2025	12/31/2025	$0.0950
1/23/2026	1/30/2026	$0.0950
2/20/2026	2/27/2026	$0.0950
7. Stock repurchase program
On November 16, 2015, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2025, and the year ended May 31, 2025, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through November 30, 2025, the Fund repurchased 131,926 shares or 0.58% of its common shares outstanding for a total amount of $1,485,604.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2025. The following transactions were effected in such company for the six months ended November 30, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$4,739,340	$37,904,788	37,904,788	$39,319,001	39,319,001
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$50,804	—	$3,325,127
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 11/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	14,655	3/25	$178,401	$4,543	$0.31	0.00%(a)
Spirit Airlines LLC, Warrants	16,644	3/25	202,613	5,160 (b)	0.31	0.00 (a)
Total			$381,014	$9,703		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

10. Deferred capital losses
As of May 31, 2025, the Fund had deferred capital losses of $136,994,638, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment

Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset High Yield Opportunity Fund Inc. 2025 Semi-Annual Report

Additional shareholder information (unaudited)
Results of special meeting of shareholders
A Special Meeting of Shareholders of Western Asset High Yield Opportunity Fund Inc. was held on May 22, 2025 and re-convened on June 6, 2025 for the purpose of considering and voting upon the proposal presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Proposal to Convert Fund to a Perpetual Fund
To convert the Fund to a perpetual fund by (1) amending the Fund’s articles of incorporation (the “Charter”) to eliminate the Fund’s term, which is currently scheduled to end at the close of business on September 30, 2025 (the “Term Date”), and (2) eliminating the Fund’s fundamental policy to liquidate on or about September 30, 2025 (the “Proposal”), each of which will only be effective upon at least $75 million of net assets remaining in the Fund following the completion of a tender offer:

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
11,658,137	647,230	166,054	N/A
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset High Yield Opportunity Fund Inc. was held on October 17, 2025 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of directors

Nominees	FOR	WITHHELD	ABSTAIN
Nisha Kumar	9,677,405	114,515	355,226
Hillary A. Sale	9,671,036	120,603	355,507
Jane E. Trust	9,664,918	117,821	364,407
At the Meeting, Mses. Kumar, Sale and Trust were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2028 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At November 30, 2025, in addition to Mses. Kumar, Sale and Trust, the other Directors of the Fund were as follows:
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Peter Mason

Western Asset High Yield Opportunity Fund Inc.

Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended May 31, 2026.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
9,754,768	79,387	312,991	N/A
Western Asset High Yield Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset High Yield Opportunity Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.
Western Asset High Yield Opportunity Fund Inc.

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Western Asset
High Yield Opportunity Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset High Yield Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
HYI

Western Asset High Yield Opportunity Fund Inc.
Western Asset High Yield Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset High Yield Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90766-S 1/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Yield Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 28, 2026